Securities - Gross Unrealized Losses and Fair Value of Related Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Investment Holdings [Line Items]
Available for sale, Less Than 12 Months, Fair Value	$ 4,435
Available for sale, Less Than 12 Months, Gross Unrealized Losses	37
Available for sale, Total, Fair Value	4,435
Available for sale, Total, Gross Unrealized Loss	37
Held to maturity, Less Than 12 Months, Fair Value	184,701	$ 12,875
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	2,521	38
Held to maturity, 12 Months or More, Fair Value	4,990	21,084
Held to maturity, 12 Months or More, Gross Unrealized Losses	290	301
Held to maturity, Total, Fair Value	189,691	33,959
Held to maturity, Total, Gross Unrealized Losses	2,811	339
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	154,304	2,116
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	2,106	9
Held to maturity, 12 Months or More, Fair Value	4,990	21,084
Held to maturity, 12 Months or More, Gross Unrealized Losses	290	301
Held to maturity, Total, Fair Value	159,294	23,200
Held to maturity, Total, Gross Unrealized Losses	2,396	310
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Available for sale, Less Than 12 Months, Fair Value	4,435
Available for sale, Less Than 12 Months, Gross Unrealized Losses	37
Available for sale, Total, Fair Value	4,435
Available for sale, Total, Gross Unrealized Loss	37
Held to maturity, Less Than 12 Months, Fair Value	113,178	2,116
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	1,177	9
Held to maturity, 12 Months or More, Fair Value	3,966	15,913
Held to maturity, 12 Months or More, Gross Unrealized Losses	240	226
Held to maturity, Total, Fair Value	117,144	18,029
Held to maturity, Total, Gross Unrealized Losses	1,417	235
Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	34,007
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	812
Held to maturity, 12 Months or More, Fair Value		3,925
Held to maturity, 12 Months or More, Gross Unrealized Losses		45
Held to maturity, Total, Fair Value	34,007	3,925
Held to maturity, Total, Gross Unrealized Losses	812	45
Mortgage-Backed Securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	7,119
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	117
Held to maturity, 12 Months or More, Fair Value	1,024	1,246
Held to maturity, 12 Months or More, Gross Unrealized Losses	50	30
Held to maturity, Total, Fair Value	8,143	1,246
Held to maturity, Total, Gross Unrealized Losses	167	30
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	30,397	10,759
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	415	29
Held to maturity, Total, Fair Value	30,397	10,759
Held to maturity, Total, Gross Unrealized Losses	415	29
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	14,789	4,979
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	211	21
Held to maturity, Total, Fair Value	14,789	4,979
Held to maturity, Total, Gross Unrealized Losses	211	21
Debt Securities [Member] | Corporate Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	9,914	4,993
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	110	7
Held to maturity, Total, Fair Value	9,914	4,993
Held to maturity, Total, Gross Unrealized Losses	110	7
Debt Securities [Member] | Municipal Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Less Than 12 Months, Fair Value	5,694	787
Held to maturity, Less Than 12 Months, Gross Unrealized Losses	94	1
Held to maturity, Total, Fair Value	5,694	787
Held to maturity, Total, Gross Unrealized Losses	$ 94	$ 1